Loan Servicing (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Loan Servicing
Unpaid principal balances of mortgage loans serviced for others	$ 119,500,000	$ 127,900,000
Net gain realized on the sale of loans	145,617	88,087
Proceeds on loan sales	$ 6,900,000	$ 5,100,000